Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2025
Basis of preparation of the consolidated financial statements
Basis of preparation of the consolidated financial statements

2. Basis of preparation of the consolidated financial statements

(a) Statement of compliance

These consolidated financial statements of the Company and its subsidiaries were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Board of Directors on April 23, 2026.

(b) Basis of presentation

The consolidated financial statements have been prepared on the historical cost basis except for the investment in Sensible Medical which is measured at fair value.

(c) Functional and presentation currency

The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency. All financial information presented has been rounded to the nearest thousand dollars, except where indicated otherwise. The Company has rounded comparative figures, which were previously presented as rounded to the nearest dollar, to the nearest thousand dollars to conform to current year presentation.

(d) Use of estimates and judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about key assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are included in the following notes to the consolidated financial statements for the year ended December 31, 2025:

•	Note 3(e): The accruals for returns, chargebacks, rebates and discounts

Chargebacks are considered the most significant estimates and result from wholesalers selling the Company’s products to end hospitals at prices lower than the wholesaler acquisition cost, which results in variable consideration for the Company. The provision is estimated using historical chargeback experience, timing of actual chargebacks processed during the year, expected chargeback levels based on the remaining products in the wholesaler distribution channel and pricing differences. Estimating the chargeback accrual is complex and judgmental due to the level of uncertainty involved in management’s estimates for product that remains in the wholesaler distribution channel as at year-end, the extent of product sales that were expected to be subject to chargebacks and pricing differences.

•	Note 3(i): The measurement and useful lives of intangible assets

•	Note 3(q): The measurement and valuation of intangible assets acquired as part of business combinations

•	Note 3(I): Impairment of non-financial assets

The Company’s annual goodwill impairment test is based on value-in-use calculations that use a discounted cash flow model. These calculations require the use of estimates and forecasts of future cash flows. The recoverable amount is most sensitive to the discount rate, revenue growth rate, and operating margin. The key assumptions used to determine the recoverable amount are further explained in note 9.